Provisions (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Provision for minimum dividends	$ 177,902	$ 178,462
Provisions for contingent loan risks	24,971	25,016
Provisions for other contingencies	501	468
Provisions	$ 203,374	$ 203,946	$ 217,512